UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

November 1, 2015 to November 30, 2015

Commission File Number of issuing entity: 333-185503-01

Central Index Key Number of issuing entity: 0001562914

AMERICAN EXPRESS ISSUANCE TRUST II

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185503

Central Index Key Number of depositor: 0001562918

American Express Receivables Financing Corporation VIII LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001135317

American Express Travel Related Services Company, Inc.

(Exact name of sponsor as specified in its charter)

Jay Banerjee

(212) 640-0892

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of issuing entity)

46-0795019

(I.R.S. Employer Identification Number of depositor)

c/o Wilmington Trust Company 1100 North Market Street Wilmington, Delaware	19890
(Address of principal executive offices of issuing entity)	Zip Code

(302) 636-6392

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Each class of Asset Backed Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Previously reported information omitted from this report:

Form on which Previously Reported Information was Filed	Commission File Number	Central Index Key Number	Date of the Previously Reported Information
Form 8-K	333-185503-01	0001562914	November 13, 2015

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution reports attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 10.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificates, Monthly Noteholders’ Statements and Monthly Servicer Statements for the Monthly Period ending November 30, 2015 and the December 15, 2015 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: December 15, 2015

American Express Receivables Financing
Corporation VIII LLC,
Depositor

By:	/s/ Anderson Y. Lee
Name:	Anderson Y. Lee
Title:	Vice President and Treasurer